IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	$ 12,845	$ 1,961
R Brasil Solucoes S.A. [member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	4,452	7,469
Nova Interfile Holding [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	9,870	15,021
Atento Brasil S.A. [member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	192,268	$ 147,633
BRAZIL
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	$ 7,705
BRAZIL | R Brasil Solucoes S.A. [member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	14.17%	13.36%
Growth rate used to extrapolate cash flow projections	4.68%	5.57%
BRAZIL | Nova Interfile Holding [Member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	14.17%	13.36%
Growth rate used to extrapolate cash flow projections	4.68%	5.57%
BRAZIL | Atento Brasil S.A. [member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	14.17%	13.36%
Growth rate used to extrapolate cash flow projections	4.68%	5.57%
MEXICO
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 25,076	$ 66,691
MEXICO | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	13.07%	11.44%
Growth rate used to extrapolate cash flow projections	4.75%	5.78%
COLOMBIA
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 20,201	$ 26,783
COLOMBIA | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	14.39%	11.10%
Growth rate used to extrapolate cash flow projections	5.84%	6.55%
PERU
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 35,536	$ 39,211
Impairment loss recognised in profit or loss, goodwill	$ 5,140
PERU | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	11.30%	9.11%
Growth rate used to extrapolate cash flow projections	0.00%	1.94%
CHILE
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 16,965	$ 21,743
CHILE | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	12.04%	10.27%
Growth rate used to extrapolate cash flow projections	0.00%	1.88%
ARGENTINA
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 0	$ 907
Impairment loss recognised in profit or loss, goodwill		$ 1,961
ARGENTINA | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Post Tax Disccount Rate	87.54%	58.70%
Growth rate used to extrapolate cash flow projections	68.77%	39.35%